ACQUISITION OF BUSINESSES - Schedule of Acquisitions Completed in 2022 (Details) - Various acquisitions $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 17,528
Contingent and other non-cash consideration	745
Total consideration	18,273
Cash and cash equivalents	829
Accounts receivable and other, net	1,015
Inventory, net	301
Property, plant and equipment	1,180
Intangible assets	10,456
Goodwill	7,428
Deferred income tax assets	4,546
Equity accounted investments and other assets	736
Accounts payable and other	(1,960)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)
Deferred income tax liabilities	(1,634)
Net assets acquired before non-controlling interests	18,354
Non-controlling interests acquired	(81)
Net assets acquired	18,273
Business services
Disclosure of detailed information about business combination [line items]
Cash	10,381
Contingent and other non-cash consideration	491
Total consideration	10,872
Cash and cash equivalents	739
Accounts receivable and other, net	523
Inventory, net	15
Property, plant and equipment	774
Intangible assets	5,727
Goodwill	5,547
Deferred income tax assets	4,542
Equity accounted investments and other assets	427
Accounts payable and other	(1,460)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)
Deferred income tax liabilities	(1,338)
Net assets acquired before non-controlling interests	10,953
Non-controlling interests acquired	(81)
Net assets acquired	10,872
Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	6,488
Contingent and other non-cash consideration	29
Total consideration	6,517
Cash and cash equivalents	76
Accounts receivable and other, net	456
Inventory, net	169
Property, plant and equipment	364
Intangible assets	4,373
Goodwill	1,499
Deferred income tax assets	4
Equity accounted investments and other assets	309
Accounts payable and other	(451)
Non-recourse borrowings in subsidiaries of the partnership	0
Deferred income tax liabilities	(282)
Net assets acquired before non-controlling interests	6,517
Non-controlling interests acquired	0
Net assets acquired	6,517
Industrials
Disclosure of detailed information about business combination [line items]
Cash	659
Contingent and other non-cash consideration	225
Total consideration	884
Cash and cash equivalents	14
Accounts receivable and other, net	36
Inventory, net	117
Property, plant and equipment	42
Intangible assets	356
Goodwill	382
Deferred income tax assets	0
Equity accounted investments and other assets	0
Accounts payable and other	(49)
Non-recourse borrowings in subsidiaries of the partnership	0
Deferred income tax liabilities	(14)
Net assets acquired before non-controlling interests	884
Non-controlling interests acquired	0
Net assets acquired	$ 884